Lease - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 13,826	$ 123,783	$ 10,000.00
Operating lease liabilities – current	14,770	176,673
Operating lease liabilities – non-current		15,222
Total	$ 14,770	$ 191,895	$ 20,000.00
Weighted average discount rate	6.20%	6.20%
Operating lease cost	$ 114,637	$ 21,866